RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2015	Feb. 28, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Time charter revenues from related parties			$ 28,368	$ 41,555	$ 0
Payments of Ordinary Dividends, Noncontrolling Interest			(12,360)	(11,400)	(13,740)
Golar LNG Limited
Related Party Transaction [Line Items]
Payments of Dividends			(54,688)	(52,130)	(61,336)
Receivables (payables) from related parties			131,161	7,128
Golar LNG Limited | Time Charter Revenues
Related Party Transaction [Line Items]
Time charter revenues from related parties			28,368	41,555	0
Golar LNG Limited | Management and Administrative Service Fees
Related Party Transaction [Line Items]
Related party management and administrative fee recharges			(4,251)	(2,949)	(2,877)
Golar LNG Limited | Ship Management Fees
Related Party Transaction [Line Items]
Related party expenses			(6,466)	(7,577)	(7,746)
Golar LNG Limited | Interest Expense on Vendor Financing Loans
Related Party Transaction [Line Items]
Related party interest income (expense)			0	(4,217)	0
Golar LNG Limited | Interest Income on Short-term Credit Facility
Related Party Transaction [Line Items]
Related party interest income			122	203	0
Golar LNG Limited | Share Options Expense Recharge
Related Party Transaction [Line Items]
Related party expenses			(181)	(297)	0
Golar LNG Limited | Trading Balances Due to Affiliates
Related Party Transaction [Line Items]
Receivables (payables) from related parties			21,908	4,400
Golar LNG Limited | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Receivables (payables) from related parties			2,006	2,728
Golar LNG Limited | Deposit paid to Golar
Related Party Transaction [Line Items]
Receivables (payables) from related parties			107,247	0
Director [Member] | Helm Advisor Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			(795)	(2,307)	0
Golar Tundra [Member] | Golar
Related Party Transaction [Line Items]
Related party interest income			$ 1,967	$ 0	$ 0
Golar Grand [Member] | Golar
Related Party Transaction [Line Items]
Time Charter Revenue, Reduced Hire Rate		75.00%
Golar LNG Partners Credit Facility [Member] | Line of Credit [Member] | Golar LNG Limited
Related Party Transaction [Line Items]
Due from Related Parties	$ 50,000
Golar LNG Partners Credit Facility [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Golar LNG Limited
Related Party Transaction [Line Items]
Related Party Transaction, Rate	5.00%